Form N-PX

                     Annual Report of Proxy Voting Record of

                           SEI Asset Allocation Trust




                  Investment Company Act File Number: 811-7445




                                   Registrant
                           SEI Asset Allocation Trust
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                                 (800) 342-5734




                                Agent for Service

                              CT Corporation System
                               101 Federal Street
                                Boston, MA 02110


                      Date of Fiscal Year End: March 31


             Date of Reporting Period: July 1, 2003 to June 30, 2004

                            Aggressive Strategy Fund

The Aggressive Strategy Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.

                           Conservative Strategy Fund

The Conservative Strategy Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.

                            Core Market Strategy Fund

The Core Market Strategy Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.

                             Defensive Strategy Fund

The Defensive Strategy Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.

                      Diversified Conservative Income Fund

The Diversified Conservative Income Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.

                         Diversified Conservative Fund

The Diversified Conservative Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.

                     Diversified Global Moderate Growth Fund

The Diversified Global Moderate Growth Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.

                        Diversified Moderate Growth Fund

The Diversified Moderate Growth Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.

                         Diversified Global Growth Fund

The Diversified Global Growth Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.

                          Diversified Global Stock Fund

The Diversified Global Stock Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.

                           Diversified U.S. Stock Fund

The Diversified U.S. Stock Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.
                           Market Growth Strategy Fund

The Market Growth Strategy Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.

                             Moderate Strategy Fund

The Moderate Strategy Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.

                      Tax-Managed Aggressive Strategy Fund

The Tax-Managed Aggressive Strategy Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.

                     Tax-Managed Conservative Strategy Fund

The Tax-Managed Conservative Strategy Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.

                      Tax-Managed Core Market Strategy Fund

The Tax-Managed Core Market Strategy Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.

                       Tax-Managed Defensive Strategy Fund

The Tax-Managed Defensive Strategy Fund Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.
                     Tax-Managed Market Growth Strategy Fund

The Tax-Managed Market Growth Strategy Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.

                       Tax-Managed Moderate Strategy Fund

The Tax-Managed Moderate Strategy Fund invests exclusively in other mutual funds. The Fund does not have voting rights for the securities held by the underlying fund(s). No votes have been cast on securities by the Fund during the reporting period.

                                   Signatures


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  SEI Asset Allocation Trust

                  By: /s/ signature
                  Edward D. Loughlin
                  President
                  Date: August 31, 2004